Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Composition of Segments
Headquartered in Las Vegas, we have gaming operations in Nevada, Illinois, Indiana, Iowa, Kansas, Louisiana and Mississippi which we aggregate in order to present the following three reportable segments:

Las Vegas Locals
Gold Coast Hotel and Casino	Las Vegas, Nevada
The Orleans Hotel and Casino	Las Vegas, Nevada
Sam's Town Hotel and Gambling Hall	Las Vegas, Nevada
Suncoast Hotel and Casino	Las Vegas, Nevada
Eldorado Casino	Henderson, Nevada
Jokers Wild Casino	Henderson, Nevada

Downtown Las Vegas
California Hotel and Casino	Las Vegas, Nevada
Fremont Hotel and Casino	Las Vegas, Nevada
Main Street Station Casino, Brewery and Hotel	Las Vegas, Nevada

Midwest and South
Par-A-Dice Hotel Casino	East Peoria, Illinois
Blue Chip Casino, Hotel & Spa	Michigan City, Indiana
Diamond Jo Dubuque	Dubuque, Iowa
Diamond Jo Worth	Northwood, Iowa
Kansas Star Casino	Mulvane, Kansas
Amelia Belle Casino	Amelia, Louisiana
Delta Downs Racetrack Casino & Hotel	Vinton, Louisiana
Evangeline Downs Racetrack and Casino	Opelousas, Louisiana
Sam's Town Hotel and Casino	Shreveport, Louisiana
Treasure Chest Casino	Kenner, Louisiana
IP Casino Resort Spa	Biloxi, Mississippi
Sam's Town Hotel and Gambling Hall	Tunica, Mississippi

Schedule of Allowance for Doubtful Accounts
The activity comprising our allowance for doubtful accounts is as follows:

	Year Ended December 31,
(In thousands)	2015	2014	2013
Beginning balance, January 1,	$1,971	$2,913	$3,337
Additions	361	277	45
Deductions	(245)	(1,219)	(469)
Ending balance	$2,087	$1,971	$2,913

Schedule of Property and Equipment
The estimated useful lives of our major components of property and equipment are:

Building and improvements	3 through 40 years
Riverboats and barges	5 through 40 years
Furniture and equipment	1 through 10 years
Property and equipment, net consists of the following:

	December 31,
(In thousands)	2015	2014
Land	$229,857	$229,684
Buildings and improvements	2,539,578	2,534,618
Furniture and equipment	1,152,277	1,079,878
Riverboats and barges	238,743	239,669
Construction in progress	42,497	35,675
Other	7,404	11,502
Total property and equipment	4,210,356	4,131,026
Less accumulated depreciation	1,985,014	1,844,918
Property and equipment, net	$2,225,342	$2,286,108

Schedule of Bond Maturity Dates
Future maturities of the City Bonds, excluding the discount, for the years ending December 31 are summarized as follows:

(In thousands)
For the year ending December 31,
2016	$410
2017	440
2018	475
2019	510
2020	550
Thereafter	18,985
Total	$21,370

Changes in Self-Insurance Reserves
Self-insurance reserves are included in other liabilities on our consolidated balance sheets.

	Year Ended December 31,
(In thousands)	2015	2014	2013
Beginning balance	$33,004	$32,507	$30,654
Additions
Charged to costs and expenses	80,311	80,734	90,903
Payments made	(83,247)	(80,237)	(89,050)
Ending balance	$30,068	$33,004	$32,507

Schedule of Promotional Allowances
The amounts included in promotional allowances are as follows:

	Year Ended December 31,
(In thousands)	2015	2014	2013
Rooms	$77,177	$77,751	$75,673
Food and beverage	150,598	151,677	155,530
Other	14,870	11,109	12,454
Total promotional allowances	$242,645	$240,537	$243,657

The estimated costs of providing such promotional allowances are as follows:

	Year Ended December 31,
(In thousands)	2015	2014	2013
Rooms	$35,605	$36,837	$37,520
Food and beverage	133,717	138,040	141,915
Other	12,290	11,407	11,695
Total cost of promotional allowances	$181,612	$186,284	$191,130

Schedule of Preopening Expenses
The following reconciles our project development, preopening and writedowns expenses to provide the amounts incurred, net of the amounts eliminated upon the consolidation of LVE prior to the deconsolidation of the entity due to the sale of Echelon:

Year Ended
(In thousands)	December 31, 2013
Project development, preopening and writedown expense:
Amounts incurred by Boyd Gaming Corporation	$12,304
Amounts eliminated upon consolidation of LVE	(1,933)
Amounts reported in our consolidated statements of operations	$10,371

Weighted-Average Assumptions Used in Estimating the Fair Value of Significant Stock Option Grants and Awards
The following table discloses the weighted-average assumptions used in estimating the fair value of our significant stock option grants and awards:

	Year Ended December 31,
	2015	2014	2013
Expected stock price volatility	49.06%	54.14%	73.75%
Annual dividend rate	—	—	—
Risk-free interest rate	1.59%	1.64%	1.40%
Expected option life (in years)	5.3	5.4	5.3
Estimated fair value per share	$9.06	$5.70	$6.09